Debt (Narrative) (Details)				1 Months Ended							3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2016 USD ($)	Oct. 19, 2015 USD ($)	Oct. 16, 2015 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2015 USD ($)	Oct. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	May 31, 2014 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) note_series	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2017	Dec. 01, 2016 USD ($)	May 17, 2016 USD ($)
Debt Instrument [Line Items]
Secured debt gross															$ 2,528,450,000
Aggregate principal amount				$ 2,629,300,000	$ 2,345,300,000						$ 2,629,300,000		$ 2,629,300,000		2,578,500,000	$ 2,345,300,000
Net proceeds from debt issuance													404,633,000	$ 347,662,000	387,662,000	753,350,000	$ 128,358,000
Line of credit facility, term										5 years
Ratio of principal to public offering price				99.901%
Gain (Loss) on Early Extinguishment of Debt											(8,875,000)	$ 0	(8,875,000)	0	0	(21,956,000)	0
Long-term debt				$ 2,477,051,000	2,153,276,000						2,477,051,000		2,477,051,000		2,499,490,000	2,153,276,000
Charges related to early extinguishment of debt															0	21,956,000	0
Maximum borrowing capacity										$ 250,000,000					500,000,000
Long-term Line of Credit				120,500,000	0						120,500,000		120,500,000		50,000,000	0
Maximum amount of short-term indebtedness outstanding															500,000,000
Authorized amount of debt to be issued															650,000,000
Authorized amount of debt to be refinanced															196,500,000
Preferred Stock Issuable in Lieu of Portion of Maximum Authorized Amount of Debt															65,000,000
Outstanding receivables purchased amount					50,000,000											50,000,000
Total fees paid to Purchasers															$ 400,000	400,000
Net Earnings to Annual Interest Requirement Ratio															2.5
Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, accordion feature										$ 150,000,000
Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Secured debt gross															$ 1,723,450,000
Aggregate principal amount				1,819,300,000	1,540,300,000						1,819,300,000		1,819,300,000		1,773,500,000	1,540,300,000
Net proceeds from debt issuance													0	$ 347,662,000	387,662,000	348,638,000	128,358,000
Line of credit facility, term										5 years
Long-term debt				1,675,769,000	1,355,505,000						1,675,769,000		1,675,769,000		1,699,781,000	1,355,505,000
Maximum borrowing capacity										$ 250,000,000					500,000,000
Long-term Line of Credit				120,500,000							120,500,000		120,500,000		50,000,000
Maximum amount of short-term indebtedness outstanding															500,000,000
Authorized amount of debt to be issued															650,000,000
Authorized amount of debt to be refinanced															196,500,000
Preferred Stock Issuable in Lieu of Portion of Maximum Authorized Amount of Debt															65,000,000
Outstanding receivables purchased amount					50,000,000											50,000,000
First mortgage bonds				1,586,141,000	1,265,505,000						1,586,141,000		$ 1,586,141,000		$ 1,610,237,000	1,265,505,000
Net Earnings to Annual Interest Requirement Ratio															2.5
Indianapolis Power And Light Company [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, accordion feature										$ 150,000,000
Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Net proceeds from debt issuance															$ 0	404,712,000	0
Early tender premium															0	(21,956,000)	0
Refunded aggregate principal				400,000,000
Gain (Loss) on Early Extinguishment of Debt				8,900,000
Long-term debt					797,771,000										799,709,000	797,771,000
Charges related to early extinguishment of debt															$ 0	21,956,000	$ 0
First Mortgage Bond Five [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate															5.40%			5.40%
Debt instrument, maturity date													Aug. 01, 2017		Aug. 01, 2017
First mortgage bonds				0	24,650,000						0		$ 0		$ 24,650,000	24,650,000
Three Point Seven Zero Percent Senior Secured Notes [Domain] | Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Secured Debt				399,300,000
Long-term debt				$ 405,000,000							$ 405,000,000		$ 405,000,000		$ 0
Debt instrument, maturity date													Sep. 01, 2024
First Mortgage Bond 4.90% Due January 2016 [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate															4.90%
First Mortgage Bond 4.90% Due January 2016 [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate															4.90%
Refunded aggregate principal					41,900,000
First Mortgage Bond 4.90% Due January 2016 [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate															4.90%
First Mortgage Bonds [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Secured debt gross															$ 1,633,500,000
First Mortgage Bonds Due January 2016 [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate															4.90%
Refunded aggregate principal					131,900,000
FMB Twenty [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Aggregate principal amount																				$ 350,000,000
Debt instrument, stated interest rate	4.05%			4.05%							4.05%		4.05%		4.05%
Proceeds from Issuance of Secured Debt	$ 343,600,000
Debt instrument, maturity date													May 01, 2046		May 01, 2046
First mortgage bonds				$ 350,000,000	0						$ 350,000,000		$ 350,000,000		$ 350,000,000	0
Environmental Facilities Refunding Revenue Bonds, Series 2016A [Member] [Member]
Debt Instrument [Line Items]
Aggregate principal amount																			$ 40,000,000.0
Debt instrument, stated interest rate																			3.125%
Environmental Facilities Refunding Revenue Bonds, Series 2016A [Member] [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Aggregate principal amount																			$ 40,000,000.0
Debt instrument, stated interest rate																			3.125%
First Mortgage Bond Nine [Member]
Debt Instrument [Line Items]
Aggregate principal amount																			$ 40,000,000.0
Debt instrument, stated interest rate																			3.125%
First Mortgage Bond Nine [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Aggregate principal amount																			$ 40,000,000.0
Debt instrument, stated interest rate															4.55%			4.55%	3.125%
Debt instrument, maturity date													Dec. 01, 2024		Dec. 01, 2024
First mortgage bonds				40,000,000	40,000,000						40,000,000		$ 40,000,000		$ 40,000,000	40,000,000
Five Point Zero Zero Percent Senior Secured Notes [Member] | Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate															5.00%			5.00%
Long-term debt				0	400,000,000						0		$ 0		$ 400,000,000	400,000,000
Debt instrument, maturity date													May 01, 2018		May 01, 2018
Environmental Facilities Refunding Revenue Bonds, Series 2016B[Member] [Domain]
Debt Instrument [Line Items]
Refunded aggregate principal															$ 40,000,000
Debt Instrument, Redemption Price, Percentage															100.00%
Environmental Facilities Refunding Revenue Bonds, Series 2016B[Member] [Domain] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Refunded aggregate principal															$ 40,000,000
Debt Instrument, Redemption Price, Percentage															100.00%
Environmental Facilities Refunding Revenue Notes, Series 2015A [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date													Dec. 22, 2020		Dec. 01, 2020
Environmental Facilities Refunding Revenue Notes, Series 2015B [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date													Dec. 22, 2020		Dec. 01, 2020
3.45% Senior Secured Notes [Member] | Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate															3.45%			3.45%
Ratio of principal to public offering price								99.929%
Proceeds from Issuance of Secured Debt								$ 399,500,000
Long-term debt				$ 405,000,000	405,000,000						$ 405,000,000		$ 405,000,000		$ 405,000,000	405,000,000
Debt instrument, maturity date													Jul. 01, 2020		Jul. 01, 2020
First Mortgage Bond 4.65% Due June 2043 [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Aggregate principal amount					170,000,000											170,000,000
Debt instrument, stated interest rate				4.65%							4.65%		4.65%		4.65%
Debt instrument, maturity date													Jun. 01, 2043		Jun. 01, 2043
First mortgage bonds				$ 170,000,000	170,000,000						$ 170,000,000		$ 170,000,000		$ 170,000,000	170,000,000
First Mortgage Bond 4.70% Due September 2045 [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Aggregate principal amount							$ 260,000,000		$ 130,000,000
Debt instrument, stated interest rate				4.50%			4.70%		4.50%		4.50%		4.50%		4.50%
Net proceeds from debt issuance									$ 126,800,000
Proceeds from Issuance of Secured Debt							$ 255,600,000
Debt instrument, maturity date													Jun. 01, 2044		Jun. 01, 2044
First mortgage bonds				$ 130,000,000	130,000,000						$ 130,000,000		$ 130,000,000		$ 130,000,000	130,000,000
7.25% Senior Secured Notes [Member] | Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate															7.25%
Refunded aggregate principal								366,500,000
Long-term debt								33,500,000
First Mortgage Bond Nineteen [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Aggregate principal amount	350,000,000
Debt instrument, stated interest rate				4.70%							4.70%		4.70%		4.70%
Debt instrument, maturity date													Sep. 01, 2045		Sep. 01, 2045
First mortgage bonds				$ 260,000,000	260,000,000						$ 260,000,000		$ 260,000,000		$ 260,000,000	260,000,000
Accounts Receivable Securitization Program [Member]
Debt Instrument [Line Items]
Refunded aggregate principal		$ 50,000,000
Accounts Receivable Securitization Program [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Refunded aggregate principal		$ 50,000,000				$ 50,000,000
First Mortgage Bond Seven [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate															3.875%			3.875%
Debt instrument, maturity date													Aug. 01, 2021		Aug. 01, 2021
First mortgage bonds				55,000,000	55,000,000						55,000,000		$ 55,000,000		$ 55,000,000	55,000,000
First Mortgage Bond Eight [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate															3.875%			3.875%
Debt instrument, maturity date													Aug. 01, 2021		Aug. 01, 2021
First mortgage bonds				$ 40,000,000	40,000,000						$ 40,000,000		$ 40,000,000		$ 40,000,000	40,000,000
Medium-term Notes [Member] | Unsecured 364-day Taxable Term Loan [Member]
Debt Instrument [Line Items]
Aggregate principal amount			$ 91,850,000
Line of credit facility, term			364 days
Long-term debt			$ 50,000,000
Medium-term Notes [Member] | Unsecured 364-day Taxable Term Loan [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 91,900,000		$ 91,850,000			$ 91,900,000
Line of credit facility, term			364 days			364 days
Long-term debt			$ 50,000,000
Unsecured Debt [Member] | Environmental Facilities Refunding Revenue Notes [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Aggregate principal amount															$ 90,000,000
Number of note series | note_series															2
Unsecured Debt [Member] | Environmental Facilities Refunding Revenue Notes, Series 2015A [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Aggregate principal amount															$ 30,000,000
Unsecured Debt [Member] | Environmental Facilities Refunding Revenue Notes, Series 2015B [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Aggregate principal amount															60,000,000
Secured Debt [Member] | First Mortgage Bond 4.90% Due January 2016 [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Refunded aggregate principal					30,000,000
Secured Debt [Member] | First Mortgage Bond 4.90% Due January 2016 [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Refunded aggregate principal					60,000,000
Line of Credit [Member] | Committed Line of Credit [Member]
Debt Instrument [Line Items]
Long-term Line of Credit					75,000,000										50,000,000	75,000,000
Line of Credit [Member] | Indianapolis Power And Light Company [Member] | Committed Line of Credit [Member]
Debt Instrument [Line Items]
Long-term Line of Credit					$ 75,000,000										$ 50,000,000	$ 75,000,000
Other Nonoperating Income (Expense) [Member] | 7.25% Senior Secured Notes [Member] | Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Charges related to early extinguishment of debt								$ 22,100,000